Note 23 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Derivative Assets and Liabilities at Fair Value [Table Text Block]
The following tables summarize the hierarchy for determining and disclosing the fair value of assets and liabilities by valuation technique on a recurring basis as of the valuation date:

	December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts-asset position	$2,379	$-	$2,379	$-
Forward Freight Agreements-asset position	108		108
Bunker swap agreements-liability position	(12)		(12)
Interest rate swaps-asset position	35,877	-	35,877	-
Interest rate caps-asset position	24,939	-	24,939	-
Cross-currency rate swaps-liability position	(15,898)	-	(15,898)	-
Total	$47,393	$-	$47,393	$-

	December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts-asset position	$3,529	$-	$3,529	$-
Forward Freight Agreements-asset position	11,210	-	11,210	-
Bunker swap agreements-liability position	(2,509)	-	(2,509)	-
Interest rate swaps-asset position	20,691	-	20,691	-
Interest rate caps-asset position	26,417	-	26,417	-
Cross-currency rate swaps-liability position	(11,633)	-	(11,633)	-
Total	$47,705	$-	$47,705	$-